Fair Value Measurements and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis	The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at a fair value on a recurring basis.

		December 31, 2020		December 31, 2019
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash (note 15a)	Level 1	257,943	257,943	253,291	253,291
Derivative instruments (note 13)
Interest rate swap agreements – assets	Level 2	—	—	2,210	2,210
Interest rate swap agreements – liabilities	Level 2	(75,468)	(75,468)	(50,447)	(50,447)
Foreign currency contracts	Level 2	—	—	(202)	(202)
Cross currency swap agreements – assets	Level 2	4,505	4,505	—	—
Cross currency swap agreements – liabilities	Level 2	(20,022)	(20,022)	(42,104)	(42,104)
Non-recurring:
Vessels and equipment (note 19a)	Level 2	40,717	40,717	—	—
Other:
Loans to equity-accounted joint ventures (note 7)	(i)	116,632	(i)	126,546	(i)
Long-term debt – public (note 10)	Level 1	(352,260)	(359,581)	(345,824)	(358,005)
Long-term debt – non-public (note 10)	Level 2	(1,119,953)	(1,137,050)	(1,485,572)	(1,474,208)
Obligations related to finance leases (note 5a)	Level 2	(1,340,922)	(1,456,927)	(1,410,904)	(1,434,910)
(i)The advances to equity-accounted joint ventures together with the Partnership’s equity investments in the joint ventures form the net aggregate carrying value of the Partnership’s interests in the joint ventures in these consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.

Summary of Partnership's Loan Receivables and Other Financing Receivables
The following table includes the amortized cost basis of the Partnership’s direct interests in financing receivables and net investment in direct financing leases by class of financing receivables and by period of origination and their associated credit quality.

	Amortized Cost Basis by Origination Year
	Credit Quality Grade (1)	2020	2018	2016	Prior to 2016	Total
As at December 31, 2020		$	$	$	$	$
Direct financing leases
Tangguh Hiri and Tangguh Sago	Performing	—	—	—	332,308	332,308
Bahrain Spirit	Performing	—	211,939	—	—	211,939
		—	211,939	—	332,308	544,247
Loans to equity-accounted joint ventures
Exmar LPG Joint Venture	Performing	—	—	—	42,266	42,266
Bahrain LNG Joint Venture	Performing	—	—	73,375	—	73,375
Other	Performing	991	—	—	—	991
		991	—	73,375	42,266	116,632
		991	211,939	73,375	374,574	660,879

Financing Receivable, Allowance for Credit Loss
Changes in the Partnership's allowance for credit losses for year ended December 31, 2020 are as follows:

	Direct financing leases (1) $	Direct financing and sales-type leases and other within equity-accounted joint ventures (1) $	Loans to equity-accounted joint ventures (2) $	Guarantees of debt (3) $	Total $
As at January 1, 2020	15,055	36,292	3,714	2,139	57,200
Provision for potential credit losses	15,122	18,645	1,012	(59)	34,720
As at December 31, 2020	30,177	54,937	4,726	2,080	91,920